PRIVATE PLACEMENT -2 (PPM-2) AND JH DARBIE FUNDING	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Private Placement -2 Ppm-2 And Jh Darbie Funding
PRIVATE PLACEMENT -2 (PPM-2) AND JH DARBIE FUNDING

NOTE 7 – PRIVATE PLACEMENT -2 (PPM-2) AND JH DARBIE FUNDING

During the period between July 2023 to January 2024, the Company entered into a series of subscription agreements with forty six accredited investors, whereby the Company issued and converted a total of 94 Units from a previous offering, which resulted in conversion of $2.35 million of old debt into new debt to the Company (the “PPM-2 Financing”)The Company did not receive any cash proceeds through the PPM-2 Financing. Each of the new units under the PPM-2 Financing consisted of:

●	One 16% convertible unsecured promissory note of $25,000, convertible into up to 250,000 shares of the Company’s Common Stock, based on a conversion price of $0.10 per share, subject to standard anti-dilution protection.

●	250,000 warrants to purchase an equivalent number of shares of the Company’s Common Stock at a strike price of $0.12 per share.

JH Darbie and the Company are parties to a March 2023 placement agent agreement (“Agreement”) pursuant to which DH Darbie had the right to sell a minimum of 10 Units and a maximum of 200 Units on a best-efforts basis. For the 4 tranches of conversion related to PPM 2, placement agent fees of $377,500 were paid to JH Darbie. Based on the placement agent agreement, JH Darbie was entitled to a non-refundable $25,000 fee to start the due diligence process and 2% due diligence fees and 13% commissions on all subsequent conversions or new funding. In addition, the Company provided warrant coverage equal to 13 % of all of the units sold by JH Darbie, resulting in the issuance of 3,055,000 warrants to JH Darbie, exercisable over a two-year period. A total of 5 unit holders under the PPM-1 opted not to participate in the PPM-2.

In connection with the PPM-2 Financing, the Company entered into a Registration Rights Agreement granting certain registration rights with respect to the shares of the Company’s Common Stock issued in connection with the PPM-2 Financing. The issuance of the Units is exempt from the registration requirements of the Securities Act of 1933, as amended (“Securities Act”), in reliance on the exemptions provided by Section 4(a)(2) of the Securities Act as provided in Rule 506 of Regulation D promulgated thereunder. The shares of common stock and warrants and any shares of common stock issuable upon exercise of the warrants, have not been registered under the Securities Act or any other applicable securities laws, and unless so registered, may not be offered or sold in the United States except pursuant to an exemption from the registration requirements of the Securities Act.

As of September 30, 2025 and December 31, 2024, the PPM2 - JH Darbie Financing, net of debt discounts, consisted of the following amounts:

	September 30, 2025	December 31, 2024
Convertible promissory notes
PPM-2 Darbie Financing, inclusive of accrued interest, including related parties	$2,414,595	$2,308,638
Total PPM-2 Darbie Financing, net of discounts	$2,414,595	$2,308,638

The Company incurred approximately $0.4 million of issuance costs under the PPM-2 and are incremental costs directly related to the issuance of the various instruments bundled in the offering. Concurrently with the sale of the Units, JH Darbie was granted a total of 3,055,000 stock warrants, exercisable over a two-year period.

Management reviewed the guidance per ASC 470-60 Troubled debt restructurings and ASC 470-50 Debt-Modifications and Extinguishments and concluded that the terms of the agreements were substantially different and, accounted for the transaction as a debt extinguishment. The transaction related to T4 resulted in a loss from debt extinguishment of approximately $88,000, which is presented in other expense in the consolidated statements of operations for the year ended December 31, 2024. The estimated volume weighted grant date fair value of approximately $0.026 per share associated with the warrants to purchase up to 3,390,000 shares of common stock issued in this offering, or a total of approximately $88,000 was recorded to additional paid-in capital. All warrants sold in this offering have an exercise price of $0.12 per share of the Company stock, subject to adjustment, are exercisable immediately and expire two years from the date of issuance. The fair value of the warrants was estimated using a Black Scholes valuation models using the following input values:

Expected Term	2 years
Expected volatility	173%
Risk-free interest rate	4.29%
Dividend	0.00%

The Company recorded approximately $318,000 as an initial debt discount related to the four tranches of PPM 2. The Company recognized amortization expense related to the debt discount and debt issuance costs of approximately $19,900 and $101,000 for the three and nine months ended September 30, 2025. The Company recognized amortization expense related to the debt discount and debt issuance costs of approximately $39,800 and $117,000 for the three and nine months ended September 30, 2024

During the nine months ended September 30, 2025, and 2024, the Company incurred approximately $276,000 and $270,000 of interest expense related to the convertible notes, respectively.

NOTE 8 – PRIVATE PLACEMENT -2 (PPM-2) AND JH DARBIE FUNDING

During the period between July 2023 to January 2024, the Company entered into a series of subscription agreements with forty six accredited investors (the “Financing”) whereby the Company issued and converted a total of 94 Units from the previous PPM (“PPM -1”- See Note 7 above) into the current subscription agreements under the PPM-2, which resulted in conversion of $2.35 million of old debt into new debt to the Company; and the Company did not receive any cash proceeds through the July 2023 through January 2024 conversions., with each Unit consisting of:

●	One 16% convertible unsecured promissory note (the “Note”) of $25,000, convertible into up to 250,000 shares of the Company’s common stock (par value of $0.01) based on a conversion price of $0.10 per share.

●	250,000 warrants to purchase an equivalent number of shares of the Company’s common stock at a strike price of $0.12 per share (“Oncotelic warrant”).

JH Darbie and the Company are parties to a March 2023 placement agent agreement (“Agreement”) pursuant to which DH Darbie had the right to sell a minimum of 10 Units and a maximum of 200 Units on a best-efforts basis. For the 4 tranches of conversion related to PPM 2, placement agent fees of $377,500 were paid to JH Darbie. Based on the placement agent agreement, JH Darbie was entitled to a non-refundable $25,000 fee to start the due diligence process and 2% due diligence fees and 13% commissions on all subsequent conversions or new funding. In addition, the Company provided warrant coverage equal to 13 % of all of the units sold to JH Darbie. As the Company converted an aggregate of 94 units, JH Darbie was entitled to earn a total of 3,055,000 warrants. A total of 5 unit holders under the PPM-1 opted not to participate in the PPM-2.

In connection with the consummation of Tranche 1, 2 and 3 and 4 of the July 2023 PPM, the Company entered into a Registration Rights Agreement granting certain registration rights with respect to the shares of the Company’s Common Stock issued in connection with the financing, as well as the shares of the Company’s Common Stock issuable upon exercise of the Warrants. The issuance of the Units is exempt from the registration requirements of the Securities Act of 1933, as amended (“Securities Act”), in reliance on the exemptions provided by Section 4(a)(2) of the Securities Act as provided in Rule 506 of Regulation D promulgated thereunder. The shares of common stock and warrants and any shares of common stock issuable upon exercise of the warrants, have not been registered under the Securities Act or any other applicable securities laws, and unless so registered, may not be offered or sold in the United States except pursuant to an exemption from the registration requirements of the Securities Act.

As of December 31, 2024, and December 31, 2023, debt recorded under PPM-2, net of debt discounts and including accrued interest, consist of the following amounts:

	December 31, 2024	December 31, 2023
Convertible promissory notes
Subscription agreements - accredited investors	$2,308,638	$1,898,468
Total convertible promissory, net of discounts	$2,308,638	$1,898,468

The Company incurred approximately $0.4 million of issuance costs under the PPM-2 and are incremental costs directly related to the issuance of the various instruments bundled in the offering. Concurrently with the PPM- 2, JH Darbie was granted a total of 3,055,000 stock warrants, exercisable over a two-year period.

The terms of convertible notes are summarized as follows:

●	Term: through December 31, 2025
●	Coupon: 16%
●	Convertible at the option of the holder at any time into the Company’s common stock
●	Conversion price is set at $0.10 per share subject to standard anti-dilution provision.

Management reviewed the guidance per ASC 470-60 Troubled debt restructurings and ASC 470-50 Debt- Modifications and Extinguishments and concluded that the terms of the agreements were substantially different and, accounted for the transaction as a debt extinguishment. The transaction related to T4 during the year ended December 31, 2024 resulted in a loss from debt extinguishment of approximately $88,000, which is presented in other expense in the consolidated statements of operations for the year ended December 31, 2024. The estimated volume weighted grant date fair value of approximately $0.026 per share associated with the warrants to purchase up to 3,390,000 shares of common stock issued in this offering, or a total of approximately $88,000, was recorded to additional paid-in capital. All warrants sold in this offering have an exercise price of $0.12 per share of the Company stock, subject to adjustment, are exercisable immediately and expire two years from the date of issuance. The fair value of the warrants was estimated using a Black Scholes valuation models using the following input values:

Expected Term	2 years
Expected volatility	173%
Risk-free interest rates	4.29%
Dividend	0.00%

The Company recorded approximately $318,000 as an initial debt discount related to the four tranches of PPM 2. The Company recognized amortization expense related to the debt discount and debt issuance costs of approximately $157,000 and $50,000 for the years ended December 31, 2024 and 2023, respectively, which is included in interest expense in the statements of operations

During the years ended December 31, 2024 and 2023, the Company incurred approximately $363,000 and $122,000 of interest expense related to the convertible notes.